Other current and non-current non-financial assets (Parenthetical) (Details 4) - Chile - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 30, 2020
Non Metalic Exploration [Member]
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements For Exploration And Evaluation	$ 5,622	$ 6,576
Metallic exploration [Member]
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Reimbursements For Exploration And Evaluation	$ 12,367	$ 4,296